Intangible Assets - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 190,300	$ 190,300
Accumulated Amortization	(85,431)	(58,408)
Carrying Value	104,869	131,892
Developed and Purchased Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	108,700	108,700
Accumulated Amortization	(55,047)	(38,050)
Carrying Value	53,653	70,650
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	69,400	69,400
Accumulated Amortization	(26,011)	(17,336)
Carrying Value	43,389	52,064
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	12,200	12,200
Accumulated Amortization	(4,373)	(3,022)
Carrying Value	$ 7,827	$ 9,178